Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes.
Schedule of Income Tax Benefit

December 31,
2021
Current Expense:
Federal	$—
State	—
—

Deferred Benefit:
Federal	266,278
State	53,860
320,138
Total Income Tax Benefit	$320,138

Schedule of Deferred Tax Assets and Liabilities

December 31,
2021
Federal Net Operating Loss	$205,018
State Net Operating Loss	42,419
Capitalized Costs	(536,567)
Tax credits	5,968
Stock Compensation	66,822
Accrued Expenses and Other	(284,914)
Total gross deferred tax assets/(liabilities)	(501,254)
Less valuation allowance	—
Net deferred tax assets/(liabilities)	(501,254)

Schedule of Effective Income Tax

December 31, 2021
Federal Statutory Rate	$(261,788)
Permanent Differences	1,253
Research and Development	(5,968)
State Income Tax	(53,860)
Change in tax status	—
Effective Tax	(320,363)